Cover	Aug. 01, 2024
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 01, 2024
Entity Registrant Name	Heliogen, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40209
Entity Tax Identification Number	85-4204953
Entity Address, Address Line One	130 West Union Street
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	626
Local Phone Number	720-4530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001840292
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	HLGN
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each 35 warrants exercisable for one share of common stock at an exercise price of $402.50 per share
Trading Symbol	HLGNW
Preferred Share Purchase Right
Document Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
No Trading Symbol Flag	true